ORGANIZATION AND PRINCIPAL ACTIVITIES (Summary of Major Subsidiaries) (Details)	Dec. 31, 2016
Yirendai HK
Subsidiaries and consolidated VIEs
Percentage of legal ownership	100.00%
Heng Ye
Subsidiaries and consolidated VIEs
Percentage of legal ownership	100.00%
Heng Yu Da
Subsidiaries and consolidated VIEs
Percentage of legal ownership	100.00%